Share-based option plan (Tables)	12 Months Ended
Dec. 31, 2020
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of range of exercise prices of outstanding share options

Date of grant	Total options granted	Total outstanding options	Share exercise price	Fair value of option on the date of grant	Estimated volatility of share price	Expected dividend	Risk-free return rate	Average remaining maturity (in years)

12.11.09	5,032,800	296,470	3.42	1.93	47.67%	1.10%	8.75%	0
03.24.11	1,572,000	84,000	6.44	4.16	54.77%	1.10%	12.00%	0
04.05.11	656,000	8,960	6.44	4.16	54.77%	1.10%	12.00%	0
06.30.14	2,169,122	786,197	19.15	11.01	40.59%	1.10%	12.46%	0
07.01.15	627,810	231,638	14.51	10.82	40.59%	1.10%	15.69%	0
01.07.16	820,250	385,980	14.50	10.14	43.07%	1.10%	12.21%	0
07.06.17	680,467	490,355	22.57	12.82	43.35%	1.10%	10.26%	0.5
03.14.17	9,343,510	3,824,610	11.85	4.82	50.64%	1.10%	11.32%	1.2
12.31.20	20,901,959	6,108,210

Disclosure of number and weighted average exercise prices of share options

Description	Number of shares	Weighted average of exercise price (in R$)

At December 31, 2018	11,190,829
Cancelled	(69,085)
Exercised	(2,936,976)
At December 31, 2019	8,184,768	12.85
Exercised	(2,076,558)	11.45
At December 31, 2020	6,108,210	16.91

Number of exercisable options at:
At December 31, 2020	2,158,658	15.12
At December 31, 2019	2,294,135	13.81

Restricted stock options plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments
Grants are measured based on the fair value of the share at the date premiums are granted.

Date of grant	Fair value of share (in reais)	Total granted	Total not exercised

06.30.14	21.00	487,670	3,967
07.01.15	21.00	294,286	4,047
07.01.16	21.00	367,184	7,722
07.06.17	24.17	285,064	59,080
08.07.18	24.43	291,609	129,860
08.05.19	51.65	170,000	115,774
06.19.20	21.80	1,382,582	1,332,555
		3,278,395	1,653,005
Set out below is the changes of the plans:

Description	Number of shares

At December 31, 2018	729,593
Granted	170,000
Cancelled	(49,748)
Delivered	(260,451)
At December 31, 2019	589,394
Granted	1,382,582
Cancelled	(74,024)
Delivered	(244,947)
At December 31, 2020	1,653,005

Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments

Date of grant	Total granted	Total outstanding	Exercise price		Price at the date of grant		Current share price		Fair value at the date of grant		Estimated volatiblity of share price	Risk-free return rate	Average remaining maturity (in years)

08.07.18	707,400	89,674	R$	10.35	R$	17.40	R$	39.30	R$	11.98	53.22%	3.02%	2.33
08.05.19	405,000	14,201	R$	10.35	R$	17.40	R$	39.30	R$	11.98	53.22%	3.02%	2.33
04.30.20	3,250,000	3,167,765	R$	10.35	R$	17.40	R$	39.30	R$	11.98	53.22%	3.02%	2.33
04.30.20	1,600,000	1,585,401	R$	10.35	R$	17.40	R$	39.30	R$	11.63	53.22%	3.02%	3.33
12.31.20	5,962,400	4,857,041
Set out below is the changes of the plan:

Description	Total outstanding

At December 31, 2018	707,400
Granted	405,000
Cancelled	(47,889)
Settled	(98,603)
At December 31, 2019	965,908
Granted	4,793,582
Cancelled	(898,881)
Settled	(3,568)
At December 31, 2020	4,857,041